United States
 	Securities And Exchange Commission
           Washington, DC  20549

                FORM  13F

          FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2002

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   	Dudley & Company, LLC
Address:  	444 Madison Avenue
            34th Floor
            New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:   Manager
Phone:   212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley, New York, NY  May 7, 2002

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                           March 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109      109    27131 SH       Sole                    27131
Avanex Corp./R 9/01            COM              05348W109       47    11649 SH       Sole                    11649
Boeing Corp.                   COM              097023105    10714   222050 SH       Sole                   222050
Caterpillar                    COM              149123101    11654   205000 SH       Sole                   205000
ChevronTexaco Corp.            COM              166764100     8203    90876 SH       Sole                    90876
Cintas Corp.                   COM              172908105     6821   136800 SH       Sole                   136800
Cirrus Logic, Inc./R /10/02    COM              172755100      241    12782 SH       Sole                    12782
Consol Energy, Inc.            COM              20854P109    11214   427200 SH       Sole                   427200
Cox Comm CL A                  COM              224044107      941    25000 SH       Sole                    25000
Discovery Ptners Int'l         COM              254675101      210    28421 SH       Sole                    28421
Fastenal Co.                   COM              311900104     9705   128850 SH       Sole                   128850
Gardner Denver, Inc.           COM              365558105     6742   275200 SH       Sole                   275200
H & R Block, Inc.              COM              093671105     8472   190600 SH       Sole                   190600
Intuitive Surgical, Inc.       COM              46120E107      484    51460 SH       Sole                    51460
Japan Small Cap. Fd            COM              47109U104     1635   264500 SH       Sole                   264500
Latitude Comm                  COM              518292107       52    22677 SH       Sole                    22677
Linear Technology              COM              535678106    19114   432250 SH       Sole                   432250
MBIA, Inc.                     COM              55262C100     9896   180950 SH       Sole                   180950
Mettler-Toledo Int'l           COM              592688105    10847   239650 SH       Sole                   239650
Molex Inc. Cl A                COM              608554200    10752   351500 SH       Sole                   351500
Nuance Comm.                   COM              669967101      246    36052 SH       Sole                    36052
Robert Half Int'l              COM              770323103    11498   389500 SH       Sole                   389500
Simplex Solutions Inc.         COM              828854109      397    40007 SH       Sole                    40007
SpectraLink Corp.              COM              847580107      184    18345 SH       Sole                    18345
Sprint PCS Corp.               COM              852061506     1704   165600 SH       Sole                   165600
St Mary L&E /R                 COM              792228108      499    23005 SH       Sole                    23005
St Mary Land & Expl.           COM              792228108    28020  1290664 SH       Sole                  1290664
Summo Minerals                 COM              86636K106        3   100000 SH       Sole                   100000
Tibco Software Inc.            COM              88632Q103      214    18165 SH       Sole                    18165
Tidewater Inc.                 COM              886423102     7123   168200 SH       Sole                   168200
Transocean Sedco Forex         COM              G90078109     8103   243850 SH       Sole                   243850
Tularik, Inc.                  COM              899165104      585    35569 SH       Sole                    35569
Veritas DGC, Inc./R            COM              92343P107     1081    63950 SH       Sole                    63950
Walgreen Co.                   COM              931422109     9688   247200 SH       Sole                   247200
Waters Corporation             COM              941848103     7837   280200 SH       Sole                   280200
Webmethods, Inc.               COM              94768C108      264    15332 SH       Sole                    15332
Westport Resources             COM              961415106     8723   443900 SH       Sole                   443900
REPORT SUMMARY                 37 DATA RECORDS              214024            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED